Offerings	Sep. 19, 2024 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.01 per share
Amount Registered | shares	94,000
Proposed Maximum Offering Price per Unit	19.20
Maximum Aggregate Offering Price	$ 1,804,800
Fee Rate	0.01476%
Amount of Registration Fee	$ 266.39
Offering Note	Pursuant to paragraphs (c) and (h) of Rule 457, the proposed maximum offering price per share has been computed based on the average of the high and low sale prices of the registrant’s common stock reported on the New York Stock Exchange on September 16, 2024. Solely for the purpose of calculating the registration fee pursuant to Rule 457(h) under the Securities Act, the amount of deferred compensation obligations registered is based on an estimate for the amount of compensation participants may defer under the Deferred Compensation Plan.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	Deferred Compensation Obligation
Amount Registered	16,300,000
Proposed Maximum Offering Price per Unit	1
Maximum Aggregate Offering Price	$ 16,300,000
Fee Rate	0.01476%
Amount of Registration Fee	$ 2,405.88
Offering Note	Represents an additional 94,000 shares of common stock to be issued pursuant to the Envista Holdings Corporation Deferred Compensation Plan (the "Deferred Compensation Plan"). Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of common stock of Envista Holdings Corporation that become issuable under the Envista Holdings Corporation Deferred Compensation Plan by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of outstanding shares of common stock of Envista Holdings Corporation. Additionally the deferred compensation obligations include general unsecured obligations of the Company to pay up to $16,300,000 of deferred compensation from time to time in the future in accordance with the terms of the Deferred Compensation Plan.